Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) before income tax from continuing operations
Non-PRC	$ (3,123)	$ (5,323)	$ (2,052)
PRC	48,167	4,929	4,808
Total	$ 45,044	$ (394)	$ 2,756